Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net income	$ 498,735	$ 323,172	$ 295,775
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	28,127	25,908	24,512
Share-based compensation	25,365	22,129	17,032
Non-cash contribution to 401(k) plan	5,154	4,543	4,274
Provision for doubtful accounts	6,888	2,688	3,948
Loss (gain) on sale of property and equipment	350	17	(585)
Deferred income tax provision	5,939	40	1,278
Other income from investment in unconsolidated entity	(19,299)	(11,264)	(10,256)
Changes in operating assets and liabilities, net of effects of acquisitions:
Accounts receivable, net	(130,414)	(3,559)	8,457
Inventories, net	(243,660)	139,929	(15,525)
Accounts payable and other liabilities	182,819	33,936	12,734
Other, net	(10,438)	(3,160)	(5,873)
Net cash provided by operating activities	349,566	534,379	335,771
Cash flows from investing activities:
Business acquisitions, net of cash acquired	(129,462)		(59,672)
Capital expenditures	(25,464)	(16,436)	(17,805)
Other investment	(1,000)
Investment in unconsolidated entity	0		(4,940)
Proceeds from sale of property and equipment	1,356	94	1,380
Proceeds from sale of equity securities	5,993
Net cash used in investing activities	(148,577)	(16,342)	(81,037)
Cash flows from financing activities:
Dividends on Common and Class B common stock	(294,522)	(265,713)	(241,412)
Distributions to non-controlling interest	(61,980)	(42,401)	(39,272)
Net repayments of finance lease liabilities	(2,040)	(1,441)	(1,240)
Repurchases of common stock to satisfy employee withholding tax obligations	(1,092)	(2,299)	(1,528)
Payment of fees related to revolving credit agreement	(22)	(196)
Purchase of additional ownership from non-controlling interest	0		(32,400)
Proceeds from non-controlling interest for investment in unconsolidated entity	0		988
Net proceeds from issuances of common stock	21,014	19,257	13,341
Net proceeds (repayments) under revolving credit agreement	89,000	(155,700)	20,500
Net cash used in financing activities	(228,602)	(448,493)	(264,023)
Effect of foreign exchange rate changes on cash and cash equivalents	(186)	2,069	849
Net (decrease) increase in cash and cash equivalents	(27,799)	71,613	(8,440)
Cash and cash equivalents at beginning of year	146,067	74,454	82,894
Cash and cash equivalents at end of year	118,268	$ 146,067	74,454
Peirce-Phelps, Inc.
Cash flows from financing activities:
Proceeds from non-controlling interest for investments	0		$ 17,000
TEC Distribution LLC [Member]
Cash flows from financing activities:
Proceeds from non-controlling interest for investments	$ 21,040